ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of accounts payable and other liabilities

	2018	2017
Accounts payable trade	$306.0	$317.1
Accrued liabilities	344.0	353.3
Amount due to related parties (Note 32)	9.7	15.3
Current portion of royalty obligations	9.9	9.5
	$669.6	$695.2